Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Common stock, dividends declared (in dollars per share)	$ 0.88	$ 0.84	$ 0.80
Stock repurchased during period (in shares)	181,586	814,910	708,956
Stock issued during period, new issues (in shares)	40,532	40,350	17,317
Shares issued, share-based payment arrangement, after forfeiture (in shares)	62,114	128,018	103,429
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	28,125	36,222	39,633
Accounting Standards Update [Extensible Enumeration]			Accounting Standards Update 2016-13
Dividends, Common Stock, Cash	$ (18,565)	$ (18,155)	$ (17,618)